Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
t
Principal
Amount Value
MUNICIPAL BONDS — 1.0%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%,
05/15/30
............ $ 4,531,050
Michigan — 0.1%
2,500,000 University of Michigan University &
College Improvements Revenue
Bonds, Series B,
1.00%,
04/01/25
............ 2,555,000
New Jersey — 0.1%
1,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%,
01/01/28
............ 1,510,815
Oregon — 0.2%
3,500,000 State of Oregon Department of
Transportation Advance
Refunding Revenue Bonds, Series
B,
1.08%,
11/15/27
............ 3,506,860
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University,
Refunding Revenue Bonds, Series
D,
1.65%,
09/01/25
............ 5,233,750
Total Municipal Bonds
(Cost $17,000,000)
17,337,475
CORPORATE BONDS — 31.3%
Banks — 4.6%
2,800,000 Banco Santander SA,
3.85%,
04/12/23
............ 3,001,848
6,000,000 Bank of America Corp.,
(3 mo. LIBOR US + 0.810%),
3.37%,
01/23/26
(a) .......... 6,582,588
2,000,000 Bank of Montreal MTN, Series D,
3.10%,
04/13/21
............ 2,011,560
3,675,000 Bank of New York Mellon Corp. (The)
MTN,
1.60%,
04/24/25
............ 3,819,130
5,000,000 BNP Paribas SA,
(SOFRRATE + 1.004%),
1.32%,
01/13/27
(a)(b) ........ 5,010,472
5,000,000 BPCE SA,
1.00%,
01/20/26
(b) .......... 5,001,903
Principal
Amount Value
Banks (continued)
$ 5,560,000 Canadian Imperial Bank of
Commerce,
3.10%,
04/02/24
............ $ 6,000,011
5,785,000 Citigroup, Inc.,
(3 mo. LIBOR US + 1.390%),
3.67%,
07/24/28
(a) .......... 6,542,722
5,065,000 Credit Suisse AG/New York NY,
2.10%,
11/12/21
............ 5,139,788
5,885,000 JPMorgan Chase & Co.,
(3 mo. LIBOR US + 1.260%),
4.20%,
07/23/29
(a) .......... 6,901,926
5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR US + 1.000%),
3.92%,
09/11/24
(a) .......... 5,421,042
4,400,000 Morgan Stanley, Series F,
3.88%,
04/29/24
............ 4,853,291
4,500,000 Royal Bank of Canada,
3.35%,
10/22/21
(b) .......... 4,600,928
2,000,000 Societe Generale SA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.100%),
1.49%,
12/14/26
(a)(b) ........ 2,004,493
2,200,000 Sumitomo Mitsui Financial Group,
Inc.,
2.72%,
09/27/29
............ 2,353,583
2,000,000 Svenska Handelsbanken AB MTN,
1.88%,
09/07/21
............ 2,019,862
6,000,000 Truist Bank,
1.25%,
03/09/23
............ 6,112,925
77,378,072
Communication Services — 1.5%
5,000,000 Amazon.com, Inc.,
1.20%,
06/03/27
............ 5,057,125
5,720,000 Comcast Corp.,
4.15%,
10/15/28
............ 6,776,491
900,000 Discovery Communications LLC,
2.95%,
03/20/23
............ 945,635
5,910,000 Omnicom Group, Inc.,
2.45%,
04/30/30
............ 6,156,289
6,000,000 T-Mobile USA, Inc.,
2.25%,
11/15/31
(b) .......... 5,985,840
24,921,380
Consumer Discretionary — 4.7%
5,000,000 American Honda Finance Corp.
MTN,
0.88%,
07/07/23
............ 5,053,593

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Consumer Discretionary (continued)
$ 2,500,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%,
09/01/30
............ $ 2,543,984
2,000,000 Costco Wholesale Corp.,
1.38%,
06/20/27
............ 2,047,808
8,000,000 DR Horton, Inc.,
1.40%,
10/15/27
............ 8,030,574
5,000,000 Equifax, Inc.,
2.60%,
12/01/24
............ 5,330,946
6,000,000 Estee Lauder Cos., Inc. (The),
2.60%,
04/15/30
............ 6,486,595
2,300,000 General Motors Financial Co., Inc.,
1.70%,
08/18/23
............ 2,352,122
5,210,000 Hasbro, Inc.,
3.50%,
09/15/27
............ 5,742,725
6,145,000 Kimberly-Clark Corp.,
1.05%,
09/15/27
............ 6,178,211
5,000,000 Lowe's Cos, Inc.,
2.50%,
04/15/26
............ 5,378,389
4,205,000 McDonald's Corp. MTN,
3.30%,
07/01/25
............ 4,647,039
1,450,000 NIKE, Inc.,
2.40%,
03/27/25
............ 1,554,895
3,060,000 PayPal Holdings, Inc.,
1.65%,
06/01/25
............ 3,172,266
5,000,000 Ross Stores, Inc.,
0.88%,
04/15/26
............ 4,974,686
3,535,000 Southwest Airlines Co.,
5.25%,
05/04/25
............ 4,057,618
3,193,000 Southwest Airlines Co.,
5.13%,
06/15/27
............ 3,770,484
1,000,000 Starbucks Corp.,
1.30%,
05/07/22
............ 1,012,391
4,985,000 Verisk Analytics, Inc.,
4.00%,
06/15/25
............ 5,613,726
2,500,000 VF Corp.,
2.05%,
04/23/22
............ 2,552,417
80,500,469
Consumer Staples — 3.1%
5,000,000 Anheuser-Busch Cos LLC/Anheuser-
Busch InBev Worldwide, Inc.,
3.65%,
02/01/26
............ 5,607,124
5,000,000 Bunge Ltd. Finance Corp.,
1.63%,
08/17/25
............ 5,118,108
5,940,000 Coca-Cola Co. (The),
3.38%,
03/25/27
............ 6,752,858
Principal
Amount Value
Consumer Staples (continued)
$ 4,125,000 Conagra Brands, Inc.,
1.38%,
11/01/27
............ $ 4,118,918
5,640,000 Constellation Brands, Inc.,
2.65%,
11/07/22
............ 5,846,050
1,465,000 Constellation Brands, Inc.,
3.15%,
08/01/29
............ 1,609,241
5,000,000 Diageo Capital PLC,
2.63%,
04/29/23
............ 5,221,832
4,950,000 General Mills, Inc.,
4.00%,
04/17/25
............ 5,573,923
1,166,000 Kroger Co. (The),
2.80%,
08/01/22
............ 1,207,116
5,000,000 Mondelez International Holdings
Netherlands BV,
2.13%,
09/19/22
(b) .......... 5,143,049
6,000,000 Tyson Foods, Inc.,
2.25%,
08/23/21
............ 6,066,133
52,264,352
Diversified Financials — 2.8%
3,950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.50%,
05/15/21
............ 3,992,776
1,760,000 American Express Co.,
3.70%,
08/03/23
............ 1,899,445
2,000,000 American Tower Corp. REIT,
2.40%,
03/15/25
............ 2,112,878
1,645,000 American Tower Corp. REIT,
1.88%,
10/15/30
............ 1,625,198
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%,
08/01/27
............ 4,987,115
6,000,000 Fidelity National Financial, Inc.,
2.45%,
03/15/31
............ 6,071,350
3,070,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR US + 0.780%),
0.99%,
10/31/22
(c) .......... 3,084,328
3,065,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR US + 1.000%),
1.22%,
07/24/23
(c) .......... 3,095,706
5,000,000 Kimco Realty Corp. REIT,
1.90%,
03/01/28
............ 5,101,626
3,500,000 Magna International, Inc.,
3.63%,
06/15/24
............ 3,823,259
1,500,000 Magna International, Inc.,
2.45%,
06/15/30
............ 1,577,611
2,470,000 National Rural Utilities Cooperative
Finance Corp. MTN,
2.90%,
03/15/21
............ 2,477,904

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Diversified Financials (continued)
$ 5,000,000 New York Life Global Funding,
1.10%,
05/05/23
(b) .......... $ 5,086,955
2,350,000 Visa, Inc.,
1.90%,
04/15/27
............ 2,472,041
47,408,192
Energy — 1.9%
2,840,000 Energy Transfer Operating LP,
5.88%,
01/15/24
............ 3,177,953
5,000,000 Phillips 66,
2.15%,
12/15/30
............ 4,927,812
8,025,000 Pioneer Natural Resources Co.,
1.13%,
01/15/26
............ 8,033,737
5,170,000 Sabine Pass Liquefaction LLC,
5.88%,
06/30/26
............ 6,253,844
3,430,000 Valero Energy Corp.,
1.20%,
03/15/24
............ 3,452,044
5,000,000 Williams Cos., Inc. (The),
3.35%,
08/15/22
............ 5,183,496
1,560,000 Williams Cos., Inc. (The),
4.50%,
11/15/23
............ 1,713,037
32,741,923
Health Care — 3.8%
4,000,000 AbbVie, Inc.,
2.60%,
11/21/24
............ 4,272,042
5,000,000 Anthem, Inc.,
3.65%,
12/01/27
............ 5,767,844
6,000,000 Baxter International, Inc.,
1.73%,
04/01/31
(b) .......... 5,943,046
3,000,000 Bristol-Myers Squibb Co.,
2.90%,
07/26/24
............ 3,248,197
6,000,000 Bristol-Myers Squibb Co.,
1.45%,
11/13/30
............ 5,885,596
5,000,000 Cigna Corp.,
3.75%,
07/15/23
............ 5,393,145
5,000,000 HCA, Inc.,
5.00%,
03/15/24
............ 5,631,599
5,000,000 Kaiser Foundation Hospitals,
3.15%,
05/01/27
............ 5,637,451
5,000,000 Laboratory Corp. of America
Holdings,
3.20%,
02/01/22
............ 5,139,893
6,320,000 Merck & Co., Inc.,
1.45%,
06/24/30
............ 6,236,146
5,000,000 Stryker Corp.,
1.15%,
06/15/25
............ 5,065,764
2,500,000 Takeda Pharmaceutical Co. Ltd.,
5.00%,
11/26/28
............ 3,086,760
Principal
Amount Value
Health Care (continued)
$ 2,500,000 Takeda Pharmaceutical Co. Ltd.,
2.05%,
03/31/30
............ $ 2,520,419
63,827,902
Industrials — 2.3%
3,875,000 General Dynamics Corp.,
3.63%,
04/01/30
............ 4,501,696
6,206,000 Jabil, Inc.,
4.70%,
09/15/22
............ 6,609,673
6,185,000 Northrop Grumman Corp.,
2.55%,
10/15/22
............ 6,400,929
2,000,000 Otis Worldwide Corp.,
(3 mo. LIBOR US + 0.450%),
0.69%,
04/05/23
(c) .......... 2,000,787
2,522,000 Precision Castparts Corp.,
3.25%,
06/15/25
............ 2,776,579
4,170,000 Roper Technologies, Inc.,
2.95%,
09/15/29
............ 4,554,045
6,473,000 Union Pacific Corp.,
3.95%,
09/10/28
............ 7,533,565
5,000,000 Waste Management, Inc.,
1.15%,
03/15/28
............ 4,947,738
39,325,012
Information Technology — 2.1%
5,000,000 Analog Devices, Inc.,
3.90%,
12/15/25
............ 5,679,330
2,805,000 Broadcom, Inc.,
4.70%,
04/15/25
............ 3,193,711
3,000,000 Broadcom, Inc.,
3.15%,
11/15/25
............ 3,255,778
3,090,000 Hewlett Packard Enterprise Co.,
2.25%,
04/01/23
............ 3,202,648
5,200,000 International Business Machines
Corp.,
3.50%,
05/15/29
............ 5,909,855
5,071,000 Microsoft Corp.,
2.40%,
08/08/26
............ 5,493,684
5,000,000 Oracle Corp.,
2.50%,
05/15/22
............ 5,123,617
4,000,000 QUALCOMM, Inc.,
2.15%,
05/20/30
............ 4,153,126
36,011,749
Materials — 2.1%
5,000,000 Air Products and Chemicals, Inc.,
1.50%,
10/15/25
............ 5,173,447
4,730,000 DuPont de Nemours, Inc.,
4.49%,
11/15/25
............ 5,490,995

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
Materials (continued)
$ 1,799,000 Ecolab, Inc.,
3.25%,
12/01/27
............ $ 2,033,754
10,000,000 Georgia-Pacific LLC,
0.95%,
05/15/26
(b) .......... 9,972,761
5,000,000 Nucor Corp.,
2.00%,
06/01/25
............ 5,244,632
7,000,000 Nutrition & Biosciences, Inc.,
1.83%,
10/15/27
(b) .......... 7,152,905
35,068,494
Telecommunication Services — 0.4%
7,935,000 Verizon Communications, Inc.,
1.75%,
01/20/31
............ 7,799,425
Utilities — 2.0%
5,000,000 Dominion Energy, Inc., Series B,
3.60%,
03/15/27
............ 5,628,918
1,500,000 Duke Energy Corp.,
3.55%,
09/15/21
............ 1,518,150
5,000,000 Eversource Energy, Series N,
3.80%,
12/01/23
............ 5,457,405
4,180,000 Florida Power & Light Co.,
2.75%,
06/01/23
............ 4,369,087
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%,
01/15/31
............ 5,151,322
5,000,000 Southern Co. Gas Capital Corp.,
2.45%,
10/01/23
............ 5,241,538
500,000 Southern Power Co.,
0.90%,
01/15/26
............ 499,459
5,000,000 Xcel Energy, Inc.,
3.30%,
06/01/25
............ 5,477,973
33,343,852
Total Corporate Bonds
(Cost $515,316,551)
530,590,822
ASSET-BACKED SECURITIES — 4.6%
CANADA — 0.2%
Other Asset-Backed Securities — 0.2%
3,000,000 Evergreen Credit Card Trust, Series
2018-1, Class A,
2.95%,
03/15/23
(b) .......... 3,011,209
CAYMAN ISLANDS — 2.0%
Collateralized Loan Obligations — 1.9%
2,938,243 Apex Credit CLO Ltd., Series 2017-
1A, Class A1,
(3 mo. LIBOR US + 1.470%),
1.69%,
04/24/29
(b)(c) ........ 2,942,964
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 3,257,649 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR US + 0.930%),
1.15%,
07/18/27
(b)(c) ........ $ 3,258,301
4,000,000 Crestline Denali CLO XV Ltd., Series
2017-1A, Class A,
(3 mo. LIBOR US + 1.300%),
1.52%,
04/20/30
(b)(c) ........ 4,000,846
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR US + 1.450%),
0.00%,
05/15/30
(b)(c) ........ 1,500,000
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR US + 1.750%),
0.00%,
04/15/34
(b)(c) ........ 4,694,105
1,985,112 Mercer Field II CLO Ltd., Series
2017-1A, Class A1,
(3 mo. LIBOR US + 1.330%),
1.57%,
04/15/29
(b)(c) ........ 1,985,583
5,000,000 THL Credit Wind River CLO Ltd.,
Series 2017-2A, Class A,
(3 mo. LIBOR US + 1.230%),
1.45%,
07/20/30
(b)(c) ........ 4,994,786
5,500,000 TIAA CLO II Ltd., Series 2017-1A,
Class B,
(3 mo. LIBOR US + 1.700%),
1.92%,
04/20/29
(b)(c) ........ 5,500,570
2,459,474 Venture XXIV CLO Ltd., Series 2016-
24A, Class AR,
(3 mo. LIBOR US + 1.180%),
1.40%,
10/20/28
(b)(c) ........ 2,457,788
1,322,756 Z Capital Credit Partners CLO Ltd.,
Series 2015-1A, Class A1R,
(3 mo. LIBOR US + 0.950%),
1.17%,
07/16/27
(b)(c) ........ 1,319,164
32,654,107
Other Asset-Backed Securities — 0.1%
1,240,000 Atlas Senior Loan Fund Ltd., Series
2017-8A, Class A,
(3 mo. LIBOR US + 1.300%),
1.52%,
01/16/30
(b)(c) ........ 1,240,047
33,894,154

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES — 2.4%
Other Asset-Backed Securities — 2.4%
$ 1,500,000 Carmax Auto Owner Trust, Series
2021-1, Class B,
0.74%,
10/15/26
............ $ 1,500,562
689,836 Chesapeake Funding II LLC, Series
2017-4A, Class A1,
2.12%,
11/15/29
(b) .......... 693,442
4,000,000 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%,
11/15/24
(b) .......... 4,069,881
538,883 Enterprise Fleet Financing LLC, Series
2017-2, Class A3,
2.22%,
01/20/23
(b) .......... 540,962
2,500,000 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%,
07/20/26
(b) .......... 2,509,245
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%,
04/15/33
(b) .......... 4,050,583
253,436 GM Financial Consumer Automobile
Receivables Trust, Series 2018-1,
Class A3,
2.32%,
07/18/22
............ 254,435
1,250,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%,
10/15/24
(b) .......... 1,261,501
5,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%,
06/15/25
(b) .......... 5,078,608
1,750,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%,
03/17/25
............ 1,759,697
2,512,805 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%,
08/25/47
(b) .......... 2,587,002
2,500,000 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%,
10/15/24
............ 2,509,186
5,000,000 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%,
02/20/25
............ 5,025,771
2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%,
04/21/25
............ 2,510,802
521,885 Volkswagen Auto Loan Enhanced
Trust, Series 2018-1, Class A3,
3.02%,
11/21/22
............ 527,750
54,303 Wheels SPV 2 LLC, Series 2018-1A,
Class A2,
3.06%,
04/20/27
(b) .......... 54,467
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,196,821 World Omni Auto Receivables Trust,
Series 2018-A, Class A3,
2.50%,
04/17/23
............ $ 1,208,575
1,815,552 World Omni Auto Receivables Trust,
Series 2019-A, Class A3,
3.04%,
05/15/24
............ 1,851,962
3,500,000 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%,
11/17/25
............ 3,513,246
41,507,677
Total Asset-Backed Securities
(Cost $78,084,068)
78,413,040
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
735,998 JP Morgan Tax-Emept Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%,
01/27/38
(b) .......... 749,515
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $747,718)
749,515
U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
970,134 5.14%,
12/15/23
................ 1,042,371
Small Business Administration — 0.0%
141,178 4.08%,
03/10/21
................ 141,601
Total U.S. Government Agencies
(Cost $1,111,314)
1,183,972
U.S. GOVERNMENT SECURITIES — 61.2%
U.S. Treasury Bonds — 1.1%
13,726,000 3.50%,
02/15/39
................ 18,044,329
U.S. Treasury Inflation Indexed Bonds — 2.2%
35,175,931 0.63%,
01/15/24
(d) ............. 38,021,151
U.S. Treasury Notes — 57.9%
23,842,000 2.63%,
05/15/21
................ 24,013,364
44,366,000 1.88%,
11/30/21
................ 45,017,626
61,915,000 1.88%,
01/31/22
................ 63,003,349
5,000,000 1.63%,
12/15/22
................ 5,140,234
127,332,000 2.75%,
07/31/23
................ 135,573,762
29,019,000 1.25%,
07/31/23
................ 29,810,221
70,055,000 2.25%,
01/31/24
................ 74,359,551
130,865,000 2.38%,
08/15/24
................ 140,700,323

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 33,257,000 2.00%,
02/15/25
................ $ 35,508,343
4,790,000 2.00%,
08/15/25
................ 5,140,643
58,018,000 2.25%,
11/15/25
................ 63,067,379
63,852,000 1.63%,
02/15/26
................ 67,570,880
103,524,000 2.00%,
11/15/26
................ 111,902,974
22,353,000 0.50%,
04/30/27
................ 22,144,314
60,370,000 2.38%,
05/15/27
................ 66,805,536
16,034,000 2.25%,
11/15/27
................ 17,638,026
8,000,000 2.63%,
02/15/29
................ 9,071,563
61,016,000 1.50%,
02/15/30
................ 63,578,196
980,046,284
Total U.S. Government Securities
(Cost $1,003,012,506)
1,036,111,764
Shares
INVESTMENT COMPANY — 1.5%
25,617,255 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(e) ... 25,617,255
Total Investment Company
(Cost $25,617,255)
25,617,255
TOTAL INVESTMENTS — 99.8%
(Cost $1,640,889,412)
$ 1,690,003,843
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
2,874,668
NET ASSETS — 100.0%
$ 1,692,878,511
(a) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2021.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Floating rate security. Rate shown is the rate in effect as of January
31, 2021.
(d) Inflation protected security. Principal amount reflects original security face amount.
(e) The rate shown represents the current yield as of January 31, 2021.
CLO — Collateralized Loan Obligation
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 4.6%
Collateralized Mortgage Obligations ............... 0.1
Corporate Bonds ............................. 31.3
Municipal Bonds ............................. 1.0
U.S. Government Agencies and Securities ........... 61.3
Other
*
...................................... 1.7
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.